Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 214,444	$ 94,266
Accounts receivable, net - related parties	793,418	458,755
Other receivables - related parties	114,177	159,772
Total Current Assets	1,122,039	712,793
Office Equipment Furniture & Fixtures	4,349	6,280
Total Assets	1,126,388	719,073
Current Liabilities
Accounts payable and accrued expenses	68,917	209,699
Deposit from customers	0	0
Deferred Revenue	754,387	324,387
Income tax payable	6,839	0
Total Current Liabilities	830,143	534,086
Total Liabilities	830,143	534,086
Stockholders' Equity
Common stock, $0.001 par value, 500,000,000 shares authorized; 126,740,708 and 126,733,337 shares issued and outstanding	$ 126,741	$ 126,733
Common stock subscribed	1,000	982
Additional paid in capital	$ 896,318	$ 833,363
Deferred compensation	(400,000)	(450,000)
Receivable for issuance of stock	(207,480)	(167,000)
Retained Earnings	(120,334)	(159,091)
Total stockholders' equity (deficit)	296,245	184,987
Total liabilities and stockholders' equity (deficit)	$ 1,126,388	$ 719,073